Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Payables and Accrued Expenses [Abstract]
Schedule of other payables and accrued expenses
	December 31, 2014	December 31, 2013
Credit card liabilities	$10,393	$11,670
Vacation and Sick Pay accrual	125,394	147,980
Other payables	490,625	168,000
Payroll liabilities	66,731	47,192
Other	92,110	39,050
	$785,253	$413,892